SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

22.                               SUBSEQUENT EVENTS

(1)                                 Repurchase of ADSs

During the period from January 1, 2012 to April 23, 2012, 1.0 million ADSs, representing 1,982,356 ordinary shares, were repurchased from existing shareholders at a weighted average price of $3.78 per ADS. The repurchased ADSs were recorded as treasury stock at the cost of repurchase and related commission totaling $3,750.

(2)                                 Modification of share options granted to Mr. Jun Wang and Mr. Hai Yang

In January of 2012, the board of directors approved the resignation of Mr. Jun Wang (former President and director) and Mr. Hai Yang (former Chief Technology Officer) and made the following modification to their stock based awards.

417,979 options issued to Mr. Wang to purchase the Company’s ordinary shares, which would have been forfeited on February 1, 2012, the effective date of Mr. Wang’s resignation, became vested and exercisable on March 15, 2012. In addition, Mr. Wang is permitted to exercise his vested options through September 30, 2012, rather than June 15, 2012 as stated in the original agreement.

Mr. Yang, whose employment with the Company was terminated on March 30, 2012, is permitted to exercise his vested options through December 31, 2012, rather than June 30, 2012, as stated in the original agreement.

The above changes will be accounted for as modifications to their stock based awards. The Group is in the process of determining the related incremental cost, which will be recognized in the period of modification.

(3)                                 Strategic Investment

In March 2012, Xueda Information entered into a share transfer framework agreement with the shareholders of Beijing Weland International Education and Technology Corp., or Weland, a company incorporated in the PRC that provides services to students in the PRC for short-term overseas studies, including hosting the Model United Nations Conference, the largest Model United Nations conference in Asia. Xueda Information is expected to acquire 60% of the equity interest in Weland for a consideration of RMB18.9 million ($2,994). Pursuant to this framework agreement, Xueda Information paid a deposit of RMB3.9 million ($611) to the shareholders of Weland on April 5, 2012.